Weighted Average Basic and Diluted Number of Common Shares Outstanding (Details) - Schedule of weighted average basic and diluted number of common shares outstanding - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Weighted Average Basic And Diluted Number Of Common Shares Outstanding Abstract
Basic weighted average number of shares	184,416,034	141,887,984	[1]
Effect of dilutive stock options and warrants
Diluted weighted average number of shares	184,416,034	141,887,984	[1]

[1]	Certain fiscal 2021 amounts were adjusted through changes in accounting policies (see Note 5)